Quarterly Results Quarterly Results (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Results [Abstract]
Schedule of Quarterly Financial Information
The following table represents data from the Company's unaudited consolidated statements of operations for the most recent eight quarters. This quarterly information has been prepared on the same basis as the consolidated financial statements and includes all normal recurring adjustments necessary to fairly state the information for the periods presented. The results of operations of any quarter are not necessarily indicative of the results that may be expected for any future period (in thousands, except share and per share amounts).

	Quarter Ended
	Dec. 31,	Sept. 30,	June 30,	Mar. 31,	Dec. 31,	Sept. 30,	June 30,	Mar. 31,
	2016 (1) (5)	2016 (1)	2016 (1)	2016 (1)	2015 (1) (2)	2015 (1) (3)	2015 (4)	2015
Consolidated Statements of Operations Data:
Revenue	$904,865	$686,555	$723,760	$698,435	$877,252	$672,084	$697,284	$708,196
Cost of revenue	552,959	393,287	408,383	378,333	527,031	367,570	384,700	387,705
Gross profit	351,906	293,268	315,377	320,102	350,221	304,514	312,584	320,491
Income (loss) from operations	9,503	(24,840)	(39,753)	(45,148)	(1,826)	(68,490)	(6,307)	5,952
Income (loss) from continuing operations	(39,455)	(34,447)	(48,768)	(43,539)	(26,245)	(20,426)	(13,073)	(13,503)
Income (loss) from discontinued operations, net of tax	(10,749)	(1,345)	(2,963)	(2,057)	(16,920)	(4,187)	124,985	3,048
Net income (loss) attributable to Groupon, Inc.	(52,588)	(37,976)	(54,904)	(49,119)	(46,528)	(27,615)	109,084	(14,273)
Basic net and diluted income (loss) per share (5) :
Continuing operations	$(0.07)	$(0.06)	$(0.09)	$(0.08)	$(0.05)	$(0.04)	$(0.02)	$(0.03)
Discontinued operations	(0.02)	(0.01)	(0.01)	—	(0.03)	—	0.18	0.01
Basic and diluted net income (loss) per share	$(0.09)	$(0.07)	$(0.10)	$(0.08)	$(0.08)	$(0.04)	$0.16	$(0.02)
Weighted average number of shares outstanding
Basic	570,546,159	575,216,191	576,903,004	582,751,678	607,517,010	644,894,785	671,630,169	676,382,937
Diluted	570,546,159	575,216,191	576,903,004	582,751,678	607,517,010	644,894,785	671,630,169	676,382,937

(1)
Income (loss) from continuing operations for the three months ended December 31, 2016, September 30, 2016, June 30, 2016, March 31, 2016, December 31, 2015 and September 30, 2015 includes restructuring charges of $12.1 million, $1.2 million, $15.7 million, $11.5 million, $5.4 million and $23.1 million, respectively.

(2)
Income (loss) from discontinued operations, net of tax, includes $10.6 million of additional income tax expense attributed to discontinued operations for the three months ended December 31, 2015, which resulted from the valuation allowance that was recognized during the period against the Company's net deferred tax assets in the United States.

(3)
Income (loss) from continuing operations for the three months ended September 30, 2015 includes a $37.5 million expense related to an increase in the Company's contingent liability in its securities litigation matter and a $6.7 million expense for the write-off of a prepaid asset related to a marketing program that was discontinued because the counterparty ceased operations.

(4)	Income (loss) from discontinued operations, net of tax, for the three months ended June 30, 2015 includes a $154.1 million gain, net of tax, from the sale of a controlling stake in Ticket Monster.

(5)
The shares of Class A and Class B common stock had equal dividend rights and converted into shares of common stock on a one-for-one basis on October 31, 2016. This column reflects the weighted-average Class A and Class B common shares outstanding for the period from October 1, 2016 through the October 31, 2016 conversion date and the weighted average common shares outstanding for the period from November 1, 2016 through December 31, 2016 in the denominator of the basic and diluted loss per share calculations for the three months ended December 31, 2016.

(6)	The sum of per share amounts for quarterly periods may not equal year-to-date amounts due to rounding.